DEBT (Details)										1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 19, 2019 USD ($)	Oct. 11, 2018 USD ($)	Sep. 18, 2018 USD ($)	Apr. 13, 2018 USD ($)	Mar. 21, 2018 USD ($)	Oct. 31, 2017 USD ($)	Oct. 11, 2017 USD ($)	Aug. 17, 2017 USD ($)	Jun. 16, 2017 USD ($) item	Apr. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Jun. 30, 2017	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 11, 2018 USD ($)	Dec. 31, 2013 USD ($)	Feb. 29, 2012 USD ($)
Debt
Short-term borrowings																	$ 3,274,000
Repayments of long-term debt															$ 350,000	$ 31,154,000	31,241,000	$ 202,353,000
Loan term (in years)		3 years
Term loan, net proceeds from borrowing																33,679,000	33,679,000	171,599,000
Net proceeds																		2,000
Current portion of term loan													$ 700,000		700,000		525,000
Current debt													4,598,000		4,598,000		3,799,000
Unamortized deferred financing fees													1,601,000		1,601,000		2,063,000	885,000
Long-term debt, net													32,738,000		32,738,000		32,978,000	24,304,000
Total													37,336,000		37,336,000		36,777,000
Restricted cash													468,000		468,000		467,000	11,562,000
Amortization of deferred financing costs													154,000	$ 1,256,000	462,000	1,475,000	1,623,000	5,624,000
Scheduled maturities of the New Centre Lane Facility
Total													37,336,000		37,336,000		36,777,000
Collateral For Letter Of Credit
Debt
Restricted cash																		9,500,000
New Centre Lane Facility
Debt
Loan term (in years)			4 years
Term loan			$ 35,000,000										33,862,000		33,862,000		34,387,000
Net cash proceeds			1,000,000
Term loan, annual administrative fee			$ 25,000
Percentage of voting equity interests of domestic subsidiaries and certain specified foreign subsidiaries			100.00%
Percentage of voting equity interests of other directly owned foreign subsidiaries, subject to customary exceptions			65.00%
Prepayment of aggregate principal amount, as percentage of excess cash flow			75.00%
Threshold business days			5
Threshold consecutive days			90 days
Term loan, mandatory prepayment			$ 500,000
Current portion of term loan													700,000		700,000		525,000
Unamortized deferred financing fees													1,124,000		1,124,000		1,409,000
Long-term debt, net													$ 32,738,000		$ 32,738,000		32,978,000
Total																	$ 34,912,000
Interest rate on letters of credit issued under the revolving letter of credit sublimit													12.50%		12.50%		12.50%
Amortization of deferred financing costs													$ 95,000		$ 285,000		$ 111,000
Scheduled maturities of the New Centre Lane Facility
2019																	525,000
2020																	700,000
2021																	700,000
2022																	32,987,000
Total																	34,912,000
New Centre Lane Facility | December 31, 2018 to June 30, 2019
Debt
Percentage of principal amount must repay			0.25%
New Centre Lane Facility | September 30, 2019
Debt
Percentage of principal amount must repay			0.50%
New Centre Lane Facility | Minimum
Debt
Term loan, periodic principal repayment	$ 1,000,000
New Centre Lane Facility | Payment In Cash | LIBOR-based loans
Debt
Term loan, interest rate			10.00%
New Centre Lane Facility | Payment In Cash | LIBOR-based loans | Minimum
Debt
Interest rate percentage			2.50%
Initial Centre Lane Term Facility
Debt
Loan term (in years)									4 years 6 months			4 years 6 months
Term loan									$ 45,000,000
Term loan, closing date									Jun. 16, 2017
Term loan, maturity date									Dec. 16, 2021
Proceeds from (Repayments of) Debt								$ 15,300,000
Term loan, upfront fee									7.00%
Term loan, annual administrative fee									$ 25,000
Percentage of voting equity interests of domestic subsidiaries and certain specified foreign subsidiaries									100.00%
Percentage of voting equity interests of other directly owned foreign subsidiaries, subject to customary exceptions									65.00%
Term loan, voting equity interests description									The Company's obligations under the Initial Centre Lane Facility were guaranteed by all of its wholly owned domestic subsidiaries, subject to customary exceptions. The Company's obligations were secured by first priority security interests on substantially all of its assets and those of its wholly owned domestic subsidiaries. This included 100% of the voting equity interests of the Company's domestic subsidiaries and certain specified foreign subsidiaries and 65% of the voting equity interests of other directly owned foreign subsidiaries, subject to customary exceptions.
Receipts threshold over which loans must be prepaid									$ 500,000
Prepayment of aggregate principal amount, as percentage of excess cash flow									100.00%
Threshold business days | item									5
Threshold consecutive days									90 days
Amortization of deferred financing costs										$ 600,000				$ 1,256,000		$ 1,475,000	$ 1,460,000	5,589,000
Initial Centre Lane Term Facility | Minimum voluntary prepayment
Debt
Term loan, periodic principal repayment									$ 1,000,000
Initial Centre Lane Term Facility | Majority Shareholder
Debt
Term loan, Proceeds from related party debt									$ 6,000,000
Initial Centre Lane Term Facility | First Out Term Loan
Debt
Term loan								$ 10,000,000
Term loan, maturity date								Sep. 30, 2018
Letter of credit fee (as a percent)								7.00%
Term loan, exit fee (as a percent)								7.00%
Initial Centre Lane Term Facility | Payment In Cash | LIBOR-based loans
Debt
Term loan, interest rate									9.00%
Initial Centre Lane Term Facility | Payment In Kind PIK | LIBOR-based loans
Debt
Term loan, interest rate									10.00%
Initial Centre Lane Term Facility | Upfront Fee Payment In Kind PIK
Debt
Term loan, interest rate									19.00%
Initial Centre Lane Term Facility Fourth Limited Waiver and Fourth Amendment
Debt
Incremental loan commitment				$ 3,000,000
Incremental loan commitment, minimum borrowing				$ 1,000,000
Incremental loan commitment, unused line fee (as a percent)				1.00%
Incremental loan commitment, exit fee				$ 500,000
Term loan, interest rate				50.00%
Prepayment requirement related to future extraordinary cash receipts, waived				$ 3,700,000
Initial Centre Lane Term Facility Fourth Limited Waiver and Fourth Amendment | LIBOR-based loans
Debt
Term loan, interest rate				19.00%
Old Centre Lane Facility Fifth Amendment
Debt
Amendment fee																			$ 4,000,000
Revolving Credit Facility
Debt
Maximum borrowing capacity																				$ 150,000,000	$ 100,000,000
Amortization of deferred financing costs																		35,000
Letters of credit
Debt
Cash collateral as percentage of face amount of letter of credit																	105.00%
Interest rate on letters of credit issued under the revolving letter of credit sublimit												8.50%
Stand-by letters of credit
Debt
Outstanding letters of credit																		9,000,000
Payment and performance surety bonds
Debt
Outstanding surety bond													52,800,000		52,800,000		$ 51,100,000	32,500,000
Secured asset based revolving credit facility | Midcap Financial Trust
Debt
Maximum borrowing capacity		$ 15,000,000
Short-term borrowings																	3,274,000
Outstanding non-cash collateralized letters of credit													2,900,000		2,900,000		2,700,000
Available borrowings													6,400,000		$ 6,400,000		$ 4,700,000
Unused line fee (as a percent)															0.50%		0.50%
Loan term (in years)		3 years
Borrowing availability against eligible accounts receivable (as a percentage)		85.00%
Term loan, interest rate		6.00%
Term loan, periodic principal repayment		$ 100,000
Current debt																	$ 3,274,000
Amounts drawn upon letters of credit													0		$ 0		0
Amortization of deferred financing costs													59,000		177,000		$ 52,000
Minimum casualty proceeds for repayment on occurrence of certain events		$ 25,000
Period prior to maturity for prepayment rate (in days)		90 days
Prepayment rate if termination occurs in first year		2.00%
Prepayment rate if termination occurs in second year		1.50%
Prepayment rate if termination occurs in last nine months		1.00%
Secured asset based revolving credit facility | Midcap Financial Trust | Threshold One
Debt
Borrowing availability against eligible costs and estimated earnings in excess of billings, after certain customary exclusions and reserves (as a percentage)		80.00%
Secured asset based revolving credit facility | Midcap Financial Trust | Threshold Two
Debt
The line of credit facility maximum borrowing available, after customary exclusions and reserves		$ 1,000,000
Secured asset based revolving credit facility | Midcap Financial Trust | Maximum
Debt
Non-cash collateralized letters of credit		$ 6,000,000
Secured asset based revolving credit facility | Midcap Financial Trust | LIBOR-based loans | Minimum
Debt
Interest rate percentage		1.00%
Secured asset based revolving credit facility | Midcap Financial Trust | LIBOR-based loans | Maximum
Debt
Interest rate percentage		6.00%
Secured asset based revolving credit facility | Midcap Financial Trust | Payment In Cash | LIBOR-based loans
Debt
Term loan, interest rate		6.00%
June 16, 2017 to June 16, 2018 | Initial Centre Lane Term Facility
Debt
Debt Instrument, Redemption Period, Start Date																	Jun. 16, 2017
Debt Instrument, Redemption Period, End Date																	Jun. 16, 2018
Prepayment premium, percentage									3.00%
June 17, 2018 to June 16, 2019 | Initial Centre Lane Term Facility
Debt
Debt Instrument, Redemption Period, Start Date																	Jun. 17, 2018
Debt Instrument, Redemption Period, End Date																	Jun. 16, 2019
Prepayment premium, percentage									2.00%
June 17, 2019 to June 16, 2020 | Initial Centre Lane Term Facility
Debt
Debt Instrument, Redemption Period, Start Date																	Jun. 17, 2019
Debt Instrument, Redemption Period, End Date																	Jun. 16, 2020
Prepayment premium, percentage									1.00%
After June 16, 2020 | Initial Centre Lane Term Facility
Debt
Debt Instrument, Redemption Period, Start Date																	Jun. 16, 2020
Prepayment premium, percentage									0.00%
September 19, 2019 to September 18, 2021 | New Centre Lane Facility
Debt
Debt Instrument, Redemption Period, Start Date																	Sep. 19, 2019
Debt Instrument, Redemption Period, End Date																	Sep. 18, 2021
Prepayment premium, percentage			1.00%
After September 18, 2021 | New Centre Lane Facility
Debt
Debt Instrument, Redemption Period, Start Date																	Sep. 18, 2021
Prepayment premium, percentage			0.00%
Other Noncurrent Assets | Secured asset based revolving credit facility | Midcap Financial Trust
Debt
Unamortized deferred financing fees													477,000		477,000		$ 654,000
Long-term debt, net | New Centre Lane Facility
Debt
Unamortized deferred financing fees																	1,409,000
Long-term debt, net | Initial Centre Lane Term Facility
Debt
Unamortized deferred financing fees													$ 1,124,000		$ 1,124,000		$ 1,409,000	$ 885,000
Westinghouse | Services
Debt
Sale of outstanding net receivable										$ 2,100,000	$ 6,400,000
Interest Expense | Initial Centre Lane Term Facility
Debt
Loss on extinguishment of debt			$ 1,100,000
Mechanical Solutions | Discontinued operations disposed of by sale | Mexico
Debt
Net proceeds						$ 3,600,000
Mechanical Solutions | Discontinued operations disposed of by sale | NETHERLANDS
Debt
Net proceeds					$ 300,000
Mechanical Solutions | Discontinued operations disposed of by sale | Initial Centre Lane Term Facility
Debt
Repayments of long-term debt							$ 34,000,000
Mechanical Solutions | Discontinued operations disposed of by sale | Initial Centre Lane Term Facility | Mexico
Debt
Repayments of long-term debt						$ 1,900,000